Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party Transactions
Related Party Transactions
35	RELATED PARTY TRANSACTIONS

		As at March 31,2019		As at March 31,2018
	Details of	(in thousands)
	Transaction	Liability	Asset	Liability	Asset
Red Bridge Group Limited	President fees	$648	$—	$464	$—
550 County Avenue	Rent/Deposit	499	135	482	135
Line Cross Limited	Rent/Deposit	—	—	876	258
NextGen Films Private Limited	Purchase/Sale	—	41,470	—	38,862
Everest Entertainment LLP	Purchase/Sale	574	—	65	—
Beech Investments Limited	Advance	500	—		—
Lulla Family	Rent/Deposit	243	841	244	947
Lulla Family	Salary	3,279	—	2,468	—
Lulla Family	Advance	6,650	—	—	—
Xfinite Global Plc	Advance	6,500	—	—	—

The Lulla family refers to late Mr. Arjan Lulla, Mr. Kishore Lulla, Mr. Sunil Lulla, Mrs. Manjula Lulla, Mrs. Krishika Lulla, Mrs. Rishika Lulla Singh, and Ms. Riddhima Lulla and Mr. Swaneet Singh.

Pursuant to a lease agreement that expired on March 31, 2019, the lease requires Eros International Media Limited to pay $4 each month under this lease. Eros International Media Limited leases apartments for studio use at Kailash Plaza, 3rd Floor, Opp. Laxmi Industrial Estate, Andheri (W), Mumbai, from Manjula K. Lulla, the wife of Kishore Lulla. The lease was renewed on April 1, 2019 for a further period of one year on the same terms.

Pursuant to a lease agreement that expired on September 30, 2018, the lease requires Eros International Media Limited to pay $4 each month under this lease. Eros International Media Limited leases for use as executive accommodations the property Aumkar Bungalow, Gandhi Gram Road, Juhu, Mumbai, from Sunil Lulla. The lease was renewed on October 1, 2018 for a further period of three years on the same terms.

Pursuant to a lease agreement that expires on January 4, 2020, Eros International Media Limited leases office premise for studio use at Supreme Chambers, 5th Floor, Andheri (W), Mumbai from Kishore and Sunil Lulla. Beginning January 2015, the lease requires Eros International Media Limited to pay $83 each month under this lease.

Pursuant to a lease agreement, Eros USA Inc. leases the real estate property at 550 County Avenue, Secaucus, New Jersey, from 550 County Avenue Property Corp, a Delaware corporation owned by Beech Investments. The lease was renewed on April 1,2015, and required the Group to pay $11 each month. The lease has been mutually cancelled from end of November, 2018.

Pursuant to an agreement the Group entered into with Redbridge Group Limited on June 27, 2006, the Group agreed to pay an annual fee set each year of $186, $270 and $260 in the respective years ended March 31, 2019, 2018 and 2017, for the services of Arjan Lulla, the father of Kishore Lulla and Sunil Lulla, grandfather of Mrs. Rishika Lulla Singh, uncle of Vijay Ahuja and Surender Sadhwani and an employee of Redbridge Group Limited. The agreement makes Arjan Lulla honorary life president and provides for services including attendance at Board meetings, entrepreneurial leadership and assistance in setting the Group’s strategy. Arjan Lulla passed away in December 2018 Redbridge Group Limited is an entity owned indirectly by a discretionary trust of which Kishore Lulla is a potential beneficiary.

The Group has engaged in transactions with NextGen Films Private Limited, an entity owned by the husband of Puja Rajani, sister of Kishore Lulla and Sunil Lulla, each of which involved the purchase and sale of film rights. In the year ended March 31, 2019, NextGen Films Private Limited sold film rights $ 1,109 (2018: $7,760, 2017: $616) to the Group, and purchased film rights, including production services, of Nil (2018: Nil and 2017: $Nil). The Group advanced $6,192 (2018: $19,025, 2017: $22,881) to NextGen Films Private Limited for film co-production and received refund of $Nil (2018: $6,114, 2017: $5,075) on abandonment of certain film projects.

The Group also engaged in transactions with Everest Entertainment LLP entity owned by the brother of Manjula K. Lulla, wife of Kishore Lulla, which is involved in the purchase and sale of film rights. In March 31, 2019, Everest Entertainment LLP sold film rights of 1,260 (2018: 166, 2017: Nil) to the Group and purchased film rights of $ 314.

Mrs. Manjula Lulla, the wife of Kishore Lulla, is an employee of Eros International Plc. and is entitled to a salary of $144 per annum (2018: $139 and 2017: $130). Mrs. Krishika Lulla, the wife of Sunil Lulla, is an employee of EIML and is entitled to a salary of $123 per annum (2018: $133, 2017: $133). Ms. Riddhima Lulla, the daughter of Kishore Lulla, is an employee of Eros Digital FZ LLC and is entitled to a salary of 213 per annum (2018: $90) which is borne by Eros Worldwide LLC.

All of the amounts outstanding are unsecured and will be settled in cash.

As at March 31, 2019, the Group has provided performance guarantee to a bank amounting to $8,000 (2018: $8,000) in connection with funding commitments. under film co-production agreements with NextGen Films Private Limited and having varying maturity dates up to the next 12 months. The Group did not earn any fee to provide such guarantees. It does not anticipate any liability on these guarantees as it expects that most of these will expire unused.

License Arrangement with Xfinite Global Plc

The Group has engaged in transactions with Xfinite Global Plc, an entity owned by Eros Investments Limited has significant influence. During the year ended March 31, 2019 the Group received installment of license fee amounting to $8,000 (2018: Nil) of which $1,413 (2018: Nil) was accounted as revenue during the year and $6,587 (2018: Nil) was deferred to next year. Further, advance of $6,500 (2018: Nil) was received by the group for incurrence of expenses & costs on behalf of Xfinite Global Plc.